Shareholder Fees - FidelityInternationalBondIndexFund-PRO	Mar. 01, 2023 USD ($)
FidelityInternationalBondIndexFund-PRO | Fidelity International Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none